Investments accounted for using equity method (Details Textual) $ in Thousands, $ in Thousands						1 Months Ended				12 Months Ended
		Jun. 08, 2016 CLP ($)	Jun. 08, 2016 CLF ( )	Dec. 09, 2015 CLP ($)	Dec. 09, 2015 USD ($)	Dec. 16, 2016 CLP ($)	Nov. 17, 2016 CLP ($)	Nov. 17, 2016 CLF ( )	Nov. 26, 2015 CLP ($)	Dec. 31, 2017 CLP ($) lb	Dec. 31, 2017 CLF ( ) lb	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 CLF ( )	Dec. 16, 2016 CLF ( )	May 07, 2014 CLP ($)	Dec. 23, 2013 CLP ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Gains (losses) on disposals of property, plant and equipment										$ 1,641,317		$ 2,605,720	$ 3,035,889
Consideration transferred, acquisition-date fair value						$ 0										545,000		$ 11,254,656
Annual Beer Production Capacity In Hectoliters | lb										3,000,000	3,000,000
Commitments made by entity, related party transactions |											200,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities	[1]									$ 49,312,890		$ 27,043,481	$ 42,163,032
CCU Inversiones S.A [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in subsidiary										99.9733%	99.9733%	99.9733%
Bebidas Bolivianas BOO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired																	34.00%
Consideration transferred, acquisition-date fair value																	$ 13,776,885
Purchase of interests in associates		$ 1,510,420	2,221,696,000	$ 1,921,244	$ 2,720,000		$ 663,951	1,019,971,000
Alimentos Nutrabien S.A [Member] | CCU Inversiones S.A [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired						0.0001%										0.0001%
Proportion of ownership interests held by non-controlling interests						0.0001%
Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets									$ 14,931,000
Gains (losses) on disposals of property, plant and equipment									$ 1,034,638
Foods Compania de Alimentos CCU S.A. [Member] | Alimentos Nutrabien S.A [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired						49.99999%										49.99999%
Proportion of ownership interest in subsidiary						99.99999%
Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired										50.00%	50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities										$ 44,330,781	68,078,797,000
Zona Franca Central Cervecera S.A.S. [Member] | CCU Inversiones ll Limitada [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage of voting equity interests acquired														50.00%	50.00%
Consideration transferred, acquisition-date fair value														$ 6,432	10,204,000
Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities										$ 93,643,761	144,729,978,000

[1]	Corresponds to payments of commited capital made between 2015 to 2017 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1, letter a)). Finally, In 2015, corresponds to the payment of 50% of the acquisitions of Bebidas Carozzi CCU SpA. (see Note 1, letter d)).